Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended									0 Months Ended			12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Performance-Accelerated Restricted Share Awards [Member]	Sep. 30, 2010 Performance-Accelerated Restricted Share Awards [Member]	Sep. 30, 2009 Performance-Accelerated Restricted Share Awards [Member]	Sep. 30, 2011 Non-Employee Directors Plan [Member]	Sep. 30, 2010 Non-Employee Directors Plan [Member]	Sep. 30, 2009 Non-Employee Directors Plan [Member]	Feb. 05, 2004 2004 Incentive Compensation Plan [Member]	Feb. 05, 2004 2004 Incentive Compensation Plan [Member]	Sep. 30, 2011 2001 Stock Incentive Plan [Member]	Sep. 30, 2011 Selling, General And Administrative Expenses [Member]	Sep. 30, 2010 Selling, General And Administrative Expenses [Member]	Sep. 30, 2009 Selling, General And Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares added to the authorized shares allocated											2,000,000
Maximum number of full value shares available for issue										600,000
Maximum number of full value shares available for issue under the 2004 Incentive Compensation Plan	1,115,776	949,062	935,345									354,738
Non-employee director retainer common shares per quarter	800
Pretax compensation expense related to stock option awards				$ 3.6	$ 3.6	$ 2.8	$ 0.6	$ 0.5	$ 0.7
Percentage of expected dividend yield		0.90%	0.00%
Percentage of expected volatility		48.10%	39.30%
Percentage of risk-free interest rate		1.90%	1.90%
Expected term, years		3.9	3.8
Total share-based compensation cost													4.7	4.6	4.9
Total income tax benefit recognized							1.8	1.8	1.7
Aggregate intrinsic value of options exercised	2.4	1.3	5.2
Aggregate intrinsic value of stock options outstanding and exercisable	1.2
Weighted-average contractual life of stock options outstanding, years	0.8
Total unrecognized compensation cost related to share-based compensation arrangements							$ 9.8
Remaining weighted-average period for recognition of total unrecognized compensation cost, years							1.7
Weighted-average fair value of stock options granted per share	$ 0.00	$ 11.90	$ 12.11